Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenue	$ 14,157,328	$ 10,170,174
Costs and Expenses
Selling expenses	10,661,815	6,215,161
General and administrative expenses	4,145,210	2,820,961
Total Costs and Expenses	14,807,025	9,036,122
(Loss) Income from Operations	(649,697)	1,134,052
Other Income (Expenses)
Interest expense, net	(7,849)	(139,974)
Amortization of debt discount	(12,833)	(450,229)
Other income	281,344	11,798
Other expense	(26,930)
Gain on marketable securities	195,000	130,000
Total Other Income (Expenses)	428,732	(448,405)
(Loss) Income Before Income Taxes	(220,965)	685,647
Income tax provision	(388,614)	(528,038)
Net (Loss) Income	(609,579)	157,609
Other Comprehensive Loss
Foreign currency translation adjustment	(344,088)	(112,030)
Comprehensive (Loss) Income	$ (953,667)	$ 45,579
Loss (Income) per common share – basic and diluted	$ (0.03)	$ 0.01
Weighted average number of common shares outstanding – basic and diluted	21,506,684	12,209,833